Guinness Atkinson Funds

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

December 22, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Guinness Atkinson Funds (the “Trust”)

File Nos. 33-75340 and 811-08360

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Guinness Atkinson Real Assets Income ETF does not differ from that contained in Post-Effective Amendment No. 153 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on December 17, 2025.

If you have any questions or require further information, do not hesitate to contact the Diane Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon

Mel de Leon on behalf of

Guinness Atkinson Funds